Shareholder Report	8 Months Ended		12 Months Ended	120 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Northern Lights Fund Trust IV
Entity Central Index Key			0001644419
Entity Investment Company Type			N-1A
Document Period End Date			May 31, 2024
C000244755
Shareholder Report [Line Items]
Fund Name		Brookstone Dividend Stock ETF
Trading Symbol		BAMD
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of September 27, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number		1-888-562-8880
Additional Information Website		https://www.brookstoneam.com/brookstone-dividend-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$136	0.95%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period from September 27, 2023, through May 31, 2024, US equities gained 24.62%, according to the S&P 500 index. A slowing pace of inflation and the resilient expansion of the US economy provided a favorable backdrop for higher-risk assets during much of this period. Most of the upturn was driven by a narrow set of firms in the information technology and communications services sectors, largely due to enthusiasm for generative artificial intelligence, with additional support provided by a solid US consumer backdrop. The Federal Reserve made no changes to its policy stance throughout the period, holding rates at a 22-year high. This decision was influenced by several inflation data points that came in marginally higher than expected in the first five months of 2024. While not indicating that it was necessary to continue the hiking cycle, the consensus was that it was too soon to begin cutting rates, as the data suggested that the process of bringing down inflation may have stalled. Although core US inflation remained elevated and investors dialed back their expectations for the pace and magnitude of expected rate cuts, investors remained largely optimistic that the Federal Reserve would eventually shift to easing after a historic hiking cycle. Since its inception, the Fund has gained 20.39%, beating its benchmark, the Dow Jones US Select Dividend Index, which gained 18.38% during the same period. The outperformance was largely driven by the security selection effect, with Eastman Chemical, Truist Financial Corp, Huntington Bancshares, 3M, and HP Inc. providing the largest contributions to the Fund's outperformance. The equal weight allocation of the Fund proved to be a slight detractor from benchmark performance, with underallocation to the information technology sector having the largest effect.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Brookstone Dividend Stock ETF - NAV	S&P 500® Index	Dow Jones US Select Dividend Index	Dow Jones Industrial Average
09/27/23	$10,000	$10,000	$10,000	$10,000
09/30/23	$10,032	$10,033	$10,023	$9,987
10/31/23	$9,792	$9,822	$9,753	$9,861
11/30/23	$10,606	$10,719	$10,437	$10,764
12/31/23	$11,086	$11,206	$11,042	$11,295
01/31/24	$10,877	$11,395	$10,849	$11,443
02/29/24	$10,972	$12,003	$10,988	$11,729
03/31/24	$11,665	$12,389	$11,716	$11,988
04/30/24	$11,410	$11,883	$11,353	$11,398
05/31/24	$12,039	$12,473	$11,838	$11,692

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class Name	Since Inception (September 27, 2023)
Brookstone Dividend Stock ETF - NAV	20.39%
Brookstone Dividend Stock ETF - Market Price	20.27%
Dow Jones Industrial Average	16.92%
Dow Jones US Select Dividend Index	18.38%
S&P 500® Index	24.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date				Sep. 27, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,634,869	$ 75,634,869	$ 75,634,869	$ 75,634,869
Holdings Count | Holding	30	30	30	30
Advisory Fees Paid, Amount		$ 201,487
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,634,869 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$201,487 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.2%
Reit	9.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
International Paper Company	3.8%
HP, Inc.	3.8%
Prudential Financial, Inc.	3.7%
Dominion Energy, Inc.	3.6%
American Electric Power Company, Inc.	3.5%
ONEOK, Inc.	3.5%
Altria Group, Inc.	3.5%
NiSource, Inc.	3.4%
Edison International	3.4%
Kellanova	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000244756
Shareholder Report [Line Items]
Fund Name	Brookstone Growth Stock ETF
Trading Symbol	BAMG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of September 26, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-growth-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$132	0.95%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period from September 26, 2023, through May 31, 2024, US equities gained 24.62%, according to the S&P 500 Index. A slowing pace of inflation and the resilient expansion of the US economy provided a favorable backdrop for higher-risk assets during much of this period. Most of the upturn was driven by a narrow set of firms in the information technology and communications services sectors, largely due to enthusiasm for generative artificial intelligence, with additional support provided by a solid US consumer backdrop. The Federal Reserve made no changes to its policy stance throughout the period, holding rates at a 22-year high. This decision was influenced by several inflation data points that came in marginally higher than expected in the first five months of 2024. While not indicating that it was necessary to continue the hiking cycle, the consensus was that it was too soon to begin cutting rates, as the data suggested that the process of bringing down inflation may have stalled. Although core US inflation remained elevated and investors dialed back their expectations for the pace and magnitude of expected rate cuts, investors remained largely optimistic that the Federal Reserve would eventually shift to easing after a historic hiking cycle. Since its inception, the Fund has gained 19.03%, underperforming its benchmark, the S&P 500 Growth Index, which gained 27.90% during the same period. This underperformance was largely driven by security selection, with Bristol-Myers Squibb, Tesla, Adobe, Autodesk, and Snowflake contributing the most to the fund's lagging performance. Additionally, the stock rally has been concentrated in a few sectors and specific stocks, and the fund's equal weight allocation strategy detracted from its performance relative to the benchmark. Notably, the Fund's relative underallocation to Nvidia and Amazon had the most significant negative impact.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Brookstone Growth Stock ETF - NAV	S&P 500® Growth Index	Dow Jones Industrial Average
09/26/23	$10,000	$10,003	$10,000
09/30/23	$10,100	$10,058	$9,967
10/31/23	$9,692	$9,815	$9,841
11/30/23	$10,661	$10,676	$10,742
12/31/23	$11,210	$11,073	$11,272
01/31/24	$11,390	$11,393	$11,419
02/29/24	$11,915	$12,225	$11,705
03/31/24	$12,043	$12,485	$11,963
04/30/24	$11,478	$11,997	$11,375
05/31/24	$11,903	$12,790	$11,668

Average Annual Return [Table Text Block]
Class Name	Since Inception (September 26, 2023)
Brookstone Growth Stock ETF - NAV	19.03%
Brookstone Growth Stock ETF - Market Price	19.19%
Dow Jones Industrial Average	16.68%
S&P 500® Growth Index	27.90%

Performance Inception Date				Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 79,343,322	$ 79,343,322	$ 79,343,322	$ 79,343,322
Holdings Count | Holding	30	30	30	30
Advisory Fees Paid, Amount	$ 234,490
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$79,343,322 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$234,490 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]
Holding Name	% of Net Assets
NVIDIA Corporation	5.9%
QUALCOMM, Inc.	4.2%
Netflix, Inc.	4.2%
Teradyne, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.6%
EOG Resources, Inc.	3.6%
T-Mobile US, Inc.	3.5%
Tyler Technologies, Inc.	3.4%

C000244758
Shareholder Report [Line Items]
Fund Name		Brookstone Opportunities ETF
Trading Symbol		BAMO
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Brookstone Opportunities ETF for the period of September 27, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number		1-888-562-8880
Additional Information Website		https://www.brookstoneam.com/brookstone-opportunities-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$136	0.95%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

From September 27, 2023, through May 31, 2024, both US equities and taxable investment-grade bonds experienced notable fluctuations amid changing economic dynamics and Federal Reserve policies. US equities surged by 24.62%, driven by a narrow set of firms in the information technology and communications services sectors, buoyed by enthusiasm for generative artificial intelligence. Despite a slowing pace of inflation, the Federal Reserve maintained its policy stance, keeping rates at a 22-year high. Although core US inflation remained elevated, investors remained optimistic, anticipating a shift to easing after a historic hiking cycle. On the other hand, U.S. taxable investment-grade bonds, measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.88%. A robust end to 2023 was followed by a challenging start to 2024, witnessing a -1.64% return. The late surge in 2023 was fueled by market optimism as the Federal Reserve signaled progress in its battle against inflation. However, stronger-than-anticipated economic data and higher-than-expected inflation readings in early 2024 led investors to reassess their expectations for monetary policy adjustments. hroughout the period, the bond market faced pressure from stronger economic indicators, prompting a negative return of -1.64% from January to May. Despite the Federal Reserve's cautious optimism regarding inflation, persistent inflation and robustness in various sectors suggested the economy could tolerate higher interest rates for an extended duration. This mixed performance reflected the ongoing challenge of balancing market expectations with evolving economic conditions amid Federal Reserve policies. Since its inception, the Fund has gained 14.31%, outperforming its benchmark, the Dow Jones Moderate Portfolio Index, which gained 12.82% during the same period. This outperformance can be attributed to the Funds's greater exposure to US equities and fixed income, while the Dow Jones Moderate Portfolio Index measures global stocks, global bonds, and cash, represented by multiple subindexes.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Brookstone Opportunities ETF - NAV	Dow Jones Moderate Portfolio Index	S&P 500® Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,024	$10,039	$10,033
10/31/23	$9,924	$9,762	$9,822
11/30/23	$10,496	$10,442	$10,719
12/31/23	$10,823	$10,960	$11,206
01/31/24	$10,936	$10,894	$11,395
02/29/24	$11,238	$11,103	$12,003
03/31/24	$11,407	$11,371	$12,389
04/30/24	$11,098	$11,013	$11,883
05/31/24	$11,431	$11,282	$12,473

Average Annual Return [Table Text Block]
Class Name	Since Inception (September 27, 2023)
Brookstone Opportunities ETF - NAV	14.31%
Brookstone Opportunities ETF - Market Price	14.43%
Dow Jones Moderate Portfolio Index	12.82%
S&P 500® Index	24.73%

Performance Inception Date				Sep. 27, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 34,826,556	$ 34,826,556	$ 34,826,556	$ 34,826,556
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount		$ 43,907
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,826,556 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$43,907 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Nasdaq 100 ETF	22.0%
Vanguard S&P 500 ETF	21.2%
SPDR Dow Jones Industrial Average ETF Trust	19.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	17.5%
iShares 0-3 Month Treasury Bond ETF	17.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000244760
Shareholder Report [Line Items]
Fund Name	Brookstone Value Stock ETF
Trading Symbol	BAMV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Value Stock ETF for the period of September 26, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-value-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$135	0.95%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period from September 26, 2023, through May 31, 2024, US equities gained 24.62%, according to the S&P 500 Index. A slowing pace of inflation and the resilient expansion of the US economy provided a favorable backdrop for higher-risk assets during much of this period. Most of the upturn was driven by a narrow set of firms in the information technology and communications services sectors, largely due to enthusiasm for generative artificial intelligence, with additional support provided by a solid US consumer backdrop.

The Federal Reserve made no changes to its policy stance throughout the period, holding rates at a 22-year high. This decision was influenced by several inflation data points that came in marginally higher than expected in the first five months of 2024. While not indicating that it was necessary to continue the hiking cycle, the consensus was that it was too soon to begin cutting rates, as the data suggested that the process of bringing down inflation may have stalled.

Although core US inflation remained elevated and investors dialed back their expectations for the pace and magnitude of expected rate cuts, investors remained largely optimistic that the Fed would eventually shift to easing after a historic hiking cycle.

Since its inception, the Fund has gained 19.43%, underperforming its benchmark, the S&P 500 Value Index, which gained 21.17% during the same period. This underperformance can be attributed to both security selection and asset allocation effects. Specifically, CISCO Systems, Boeing, Comcast, Starbucks, and Cognizant Technology Solutions contributed the most to the Fund's lagging performance in terms of stock selection, while the Utilities and Healthcare sectors negatively impacted asset allocation. Given the stock rally's concentration in a few sectors and specific stocks, the Fund's equal weight allocation strategy served as an overall detractor relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Brookstone Value Stock ETF - NAV	S&P 500® Value Index	Dow Jones Industrial Average
09/26/23	$10,000	$10,000	$10,000
09/30/23	$9,964	$10,013	$9,967
10/31/23	$9,832	$9,841	$9,841
11/30/23	$10,755	$10,782	$10,742
12/31/23	$11,310	$11,379	$11,272
01/31/24	$11,358	$11,412	$11,419
02/29/24	$11,647	$11,760	$11,705
03/31/24	$12,145	$12,295	$11,963
04/30/24	$11,675	$11,767	$11,375
05/31/24	$11,943	$12,117	$11,668

Average Annual Return [Table Text Block]
Class Name	Since Inception (September 26, 2023)
Brookstone Value Stock ETF - NAV	19.43%
Brookstone Value Stock ETF - Market Price	19.43%
Dow Jones Industrial Average	16.68%
S&P 500® Value Index	21.17%

Performance Inception Date				Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,487,519	$ 76,487,519	$ 76,487,519	$ 76,487,519
Holdings Count | Holding	30	30	30	30
Advisory Fees Paid, Amount	$ 234,841
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$76,487,519
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$234,841
Portfolio Turnover	25%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Reit	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NextEra Energy, Inc.	4.4%
Fidelity National Information Services, Inc.	4.1%
Wells Fargo & Company	4.1%
Goldman Sachs Group, Inc. (The)	4.1%
JPMorgan Chase & Company	4.1%
Bank of America Corporation	4.0%
Exxon Mobil Corporation	3.7%
Newmont Corporation	3.7%
Otis Worldwide Corporation	3.6%
Chevron Corporation	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000244759
Shareholder Report [Line Items]
Fund Name	Brookstone Ultra-Short Bond ETF
Trading Symbol	BAMU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of September 26, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-ultra-short-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$136	0.95%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

U.S. taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.88% from September 26, 2023, through May 31, 2024. This performance comprised a robust end to 2023, with a 6.63% return from September 26 to December 31, 2023, followed by a challenging start to 2024, witnessing a -1.64% return from January 1 to May 31, 2024. The late surge in 2023 was fueled by market optimism as the U.S. Federal Reserve cautiously signaled progress in its battle against inflation. In the latter months of 2023, capital markets experienced a significant upswing following hints from the Federal Reserve that it might be nearing the conclusion of its interest-rate-hiking cycle, initiated in March 2022. The Fed's positive outlook on inflation progress, coupled with resilient employment, manufacturing, and consumer spending data, drove the Bloomberg U.S. Aggregate Bond Index to impressive performance. Entering 2024, the bond market faced the challenge of maintaining the high standards set by the previous year's performance. Despite the Fed's optimism, stronger-than-anticipated economic data and higher-than-expected inflation readings in the first five months of the year prompted investors to reconsider their expectations for monetary policy adjustments. The robustness in these sectors and persistent inflation suggested that the economy could tolerate higher interest rates for an extended duration.The first five months of 2024 witnessed mixed performance in the bond market. From January to May, the Bloomberg U.S. Aggregate Bond Index experienced a negative return of -1.64%. Despite the Fed's ongoing cautious optimism regarding inflation, the market was pressured by stronger economic indicators and the reassessment of anticipated rate adjustments. Since its inception, the Fund has gained 3.01%, falling short of the 3.73% gain of its benchmark, the Bloomberg U.S. Treasury Bills: 1-3 Months Index, over the same period. This underperformance can be attributed almost exclusively to a slightly longer effective duration at the very front end of the interest rate curve of 4.5 months compared to 1.5 months for the Bloomberg U.S. Treasury Bills: 1-3 Months Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Brookstone Ultra-Short Bond ETF - NAV	Bloomberg 1-3 Months U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
09/26/23	$10,000	$10,000	$10,000
09/30/23	$10,008	$10,006	$9,983
10/31/23	$10,048	$10,052	$9,825
11/30/23	$10,092	$10,097	$10,270
12/31/23	$10,128	$10,144	$10,663
01/31/24	$10,161	$10,188	$10,634
02/29/24	$10,196	$10,231	$10,484
03/31/24	$10,229	$10,278	$10,581
04/30/24	$10,261	$10,322	$10,313
05/31/24	$10,301	$10,373	$10,488

Average Annual Return [Table Text Block]
Class Name	Since Inception (September 26, 2023)
Brookstone Ultra-Short Bond ETF - NAV	3.01%
Brookstone Ultra-Short Bond ETF - Market Price	3.05%
Bloomberg 1-3 Months U.S. Treasury Bill Index	3.73%
Bloomberg U.S. Aggregate Bond Index	4.88%

Performance Inception Date				Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,258,220	$ 62,258,220	$ 62,258,220	$ 62,258,220
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount	$ 184,978
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,258,220 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$184,978 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBonds Dec 2024 Term Treasury ETF	19.7%
Invesco Short Term Treasury ETF	19.7%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.7%
iShares 0-3 Month Treasury Bond ETF	19.6%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000244754
Shareholder Report [Line Items]
Fund Name		Brookstone Active ETF
Trading Symbol		BAMA
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Brookstone Active ETF for the period of September 27, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number		1-888-562-8880
Additional Information Website		https://www.brookstoneam.com/brookstone-active-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$95	0.95%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

From September 27, 2023, through May 31, 2024, both US equities and taxable investment-grade bonds experienced notable fluctuations amid changing economic dynamics and Federal Reserve policies. US equities surged by 24.62%, driven by a narrow set of firms in the information technology and communications services sectors, buoyed by enthusiasm for generative artificial intelligence. Despite a slowing pace of inflation, the Federal Reserve maintained its policy stance, keeping rates at a 22-year high. Although core US inflation remained elevated, investors remained optimistic, anticipating a shift to easing after a historic hiking cycle. On the other hand, U.S. taxable investment-grade bonds, measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.88%. A robust end to 2023 was followed by a challenging start to 2024, witnessing a -1.64% return. The late surge in 2023 was fueled by market optimism as the Federal Reserve signaled progress in its battle against inflation. However, stronger-than-anticipated economic data and higher-than-expected inflation readings in early 2024 led investors to reassess their expectations for monetary policy adjustments. Throughout the period, the bond market faced pressure from stronger economic indicators, prompting a negative return of -1.64% from January to May. Despite the Federal Reserve''s cautious optimism regarding inflation, persistent inflation and robustness in various sectors suggested the economy could tolerate higher interest rates for an extended duration. This mixed performance reflected the ongoing challenge of balancing market expectations with evolving economic conditions amid Federal Reserve policies. Since its inception, the Fund has gained 15.49%, outperforming its benchmark, the Dow Jones Moderate Portfolio Index, which gained 12.82% during the same period. This outperformance can be attributed to the Fund's greater exposure to US equities and fixed income, while the Dow Jones Moderate Portfolio Index measures global stocks, global bonds, and cash, represented by multiple subindexes.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Brookstone Active ETF - NAV	Dow Jones Moderate Portfolio Index	S&P 500® Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,024	$10,039	$10,033
10/31/23	$9,872	$9,762	$9,822
11/30/23	$10,488	$10,442	$10,719
12/31/23	$10,853	$10,960	$11,206
01/31/24	$10,949	$10,894	$11,395
02/29/24	$11,263	$11,103	$12,003
03/31/24	$11,516	$11,371	$12,389
04/30/24	$11,175	$11,013	$11,883
05/31/24	$11,549	$11,282	$12,473

Average Annual Return [Table Text Block]
Class Name	Since Inception (September 27, 2023)
Brookstone Active ETF - NAV	15.49%
Brookstone Active ETF - Market Price	15.53%
Dow Jones Moderate Portfolio Index	12.82%
S&P 500® Index	24.73%

Performance Inception Date				Sep. 27, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 36,662,188	$ 36,662,188	$ 36,662,188	$ 36,662,188
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount		$ (17,402)
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$36,662,188 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$(17,402) Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 Growth ETF	21.8%
SPDR Portfolio S&P 500 ETF	21.1%
SPDR Portfolio S&P 500 Value ETF	20.4%
SPDR Portfolio Aggregate Bond ETF	17.5%
iShares 0-3 Month Treasury Bond ETF	17.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000244757
Shareholder Report [Line Items]
Fund Name	Brookstone Intermediate Bond ETF
Trading Symbol	BAMB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of September 26, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-intermediate-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$136	0.95%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

U.S. taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.88% from 9/26/2023, through 5/31/2024. This performance comprised a robust end to 2023, with a 6.63% return from 9/26 to 12/31/2023, followed by a challenging start to 2024, witnessing a -1.64% return from January 1 to May 31, 2024. The late surge in 2023 was fueled by market optimism as the U.S. Federal Reserve cautiously signaled progress in its battle against inflation.In the latter months of 2023, capital markets experienced a significant upswing following hints from the Federal Reserve that it might be nearing the conclusion of its interest-rate-hiking cycle, initiated in March 2022. The Fed's positive outlook on inflation progress, coupled with resilient employment, manufacturing, and consumer spending data, drove the Bloomberg U.S. Aggregate Bond index to impressive performance. Entering 2024, the bond market faced the challenge of maintaining the high standards set by the previous year's performance. Despite the Fed's optimism, stronger-than-anticipated economic data and higher-than-expected inflation readings in the first five months of the year prompted investors to reconsider their expectations for monetary policy adjustments. The robustness in these sectors and persistent inflation suggested that the economy could tolerate higher interest rates for an extended duration. The first five months of 2024 witnessed mixed performance in the bond market. From January to May, the Bloomberg U.S. Aggregate Bond Index experienced a negative return of -1.64%. Despite the Fed's ongoing cautious optimism regarding inflation, the market was pressured by stronger economic indicators and the reassessment of anticipated rate adjustments. Since its inception, the Brookstone Intermediate Bond ETF has gained 3.50%, falling short of the 4.88% gain of its benchmark, the Bloomberg U.S. Aggregate Bond Index, over the same period. This under performance can be attributed to two primary factors: firstly, a shorter effective duration of 4.82 years compared to 6.21 years for the Bloomberg U.S. Aggregate Bond Index. Secondly, there was an underallocation to the U.S. Corporates and Securitized market relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Brookstone Intermediate Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
09/26/23	$10,000	$10,000
09/30/23	$10,004	$9,983
10/31/23	$9,984	$9,825
11/30/23	$10,145	$10,270
12/31/23	$10,286	$10,663
01/31/24	$10,310	$10,634
02/29/24	$10,266	$10,484
03/31/24	$10,311	$10,581
04/30/24	$10,230	$10,313
05/31/24	$10,350	$10,488

Average Annual Return [Table Text Block]
Class Name	Since Inception (September 26, 2023)
Brookstone Intermediate Bond ETF - NAV	3.50%
Brookstone Intermediate Bond ETF - Market Price	3.54%
Bloomberg U.S. Aggregate Bond Index	4.88%

Performance Inception Date				Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Distribution of Capital [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

AssetsNet	$ 54,973,819	$ 54,973,819	$ 54,973,819	$ 54,973,819
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount	$ 136,858
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$54,973,819 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$136,858 Portfolio Turnover79%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	99.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	20.0%
SPDR Portfolio Intermediate Term Treasury ETF	20.0%
iShares 3-7 Year Treasury Bond ETF	20.0%
Schwab Intermediate-Term U.S. Treasury ETF	19.9%
iShares 1-5 Year Investment Grade Corporate Bond	19.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000244761
Shareholder Report [Line Items]
Fund Name		Brookstone Yield ETF
Trading Symbol		BAMY
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Brookstone Yield ETF for the period of September 27, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number		1-888-562-8880
Additional Information Website		https://www.brookstoneam.com/brookstone-yield-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$136	0.95%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

From September 27, 2023, through May 31, 2024, both US equities and taxable investment-grade bonds experienced notable fluctuations amid changing economic dynamics and Federal Reserve policies. US equities surged by 24.62%, driven by a narrow set of firms in the information technology and communications services sectors, buoyed by enthusiasm for generative artificial intelligence. Despite a slowing pace of inflation, the Federal Reserve maintained its policy stance, keeping rates at a 22-year high. Although core US inflation remained elevated, investors remained optimistic, anticipating a shift to easing after a historic hiking cycle. On the other hand, U.S. taxable investment-grade bonds, measured by the Bloomberg U.S. Aggregate Bond Index, returned 5.29%. A robust end to 2023 was followed by a challenging start to 2024, witnessing a -1.64% return. The late surge in 2023 was fueled by market optimism as the Federal Reserve signaled progress in its battle against inflation. However, stronger-than-anticipated economic data and higher-than-expected inflation readings in early 2024 led investors to reassess their expectations for monetary policy adjustments. Throughout the period, the bond market faced pressure from stronger economic indicators, prompting a negative return of -1.64% from January to May. Despite the Federal Reserve's cautious optimism regarding inflation, persistent inflation and robustness in various sectors suggested the economy could tolerate higher interest rates for an extended duration. This mixed performance reflected the ongoing challenge of balancing market expectations with evolving economic conditions amid Federal Reserve policies. Since its inception, the Fund has gained 10.45%, outperforming its benchmark, the Bloomberg U.S. Corporate High Yield Index, which gained 9.13% during the same period. This outperformance can be attributed to higher-than-average long-term bond volatility of 17.27 compared to its historic average of 15.60.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Brookstone Yield ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,052	$10,021	$10,021
10/31/23	$9,896	$9,863	$9,904
11/30/23	$10,357	$10,310	$10,353
12/31/23	$10,577	$10,704	$10,739
01/31/24	$10,736	$10,675	$10,739
02/29/24	$10,935	$10,524	$10,770
03/31/24	$11,137	$10,621	$10,897
04/30/24	$10,824	$10,353	$10,795
05/31/24	$11,045	$10,529	$10,913

Average Annual Return [Table Text Block]
Class Name	Since Inception (September 27, 2023)
Brookstone Yield ETF - NAV	10.45%
Brookstone Yield ETF - Market Price	10.45%
Bloomberg U.S. Aggregate Bond Index	5.29%
Bloomberg U.S. Corporate High Yield Index	9.13%

Performance Inception Date				Sep. 27, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,078,248	$ 33,078,248	$ 33,078,248	$ 33,078,248
Holdings Count | Holding	6	6	6	6
Advisory Fees Paid, Amount		$ 40,224
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,078,248 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$40,224 Portfolio Turnover77%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Equity Premium Income ETF	20.4%
SPDR Blackstone Senior Loan ETF	20.3%
Invesco Senior Loan ETF	20.2%
JPMorgan Nasdaq Equity Premium Income ETF	20.1%
Panagram Bbb-B Clo Etf	10.1%
Janus Henderson B-BBB CLO ETF	10.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.